Goldman Sachs Satellite Strategies Portfolio
Goldman Sachs Satellite Strategies Portfolio—Summary
Investment Objective
The Goldman Sachs Satellite Strategies Portfolio (the “Portfolio”) seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 81 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-164 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Satellite Strategies Portfolio		Class A	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Goldman Sachs Satellite Strategies Portfolio		Class A	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	none	0.50%
Other Expenses		0.23%	0.23%	0.08%	0.58%	0.23%	0.23%
Service Fees		none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none
All Other Expenses		0.23%	0.23%	0.08%	0.08%	0.23%	0.23%
Acquired (Underlying) Fund Fees and Expenses		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	[1]	1.50%	2.25%	1.10%	1.60%	1.25%	1.75%
Expense Limitation	[2]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Expense Limitation	[1]	1.48%	2.23%	1.08%	1.58%	1.23%	1.73%
[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.01% of the Portfolio's average daily net assets, through at least April 30, 2015, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Class IR and/or Class R Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Satellite Strategies Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	692	995	1,320	2,237
Class C Shares	326	701	1,203	2,584
Institutional Shares	110	348	604	1,339
Service Shares	161	503	869	1,899
Class IR Shares	125	395	685	1,510
Class R Shares	176	549	947	2,061

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs Satellite Strategies Portfolio Class C Shares	226	701	1,203	2,584

Portfolio Turnover
The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, each Underlying Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2013 was 36% of the average value of its portfolio.
Principal Strategy
The Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other Underlying Funds invest primarily in equity securities (the “Underlying Equity Funds”).

Under normal conditions, at least 80% of the Portfolio’s total assets will be allocated among Underlying Funds that the Investment Adviser considers to be invested in satellite asset classes. Satellite asset classes are those that historically have had lower correlations to traditional market exposures such as large cap equities and investment grade fixed income. Satellite funds can be both equity and fixed income funds. The Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects to invest relatively significant percentages in the following satellite equity asset classes: emerging markets equity, international small cap, U.S. and international real estate securities. The Investment Adviser may invest a relatively significant percentage in the following satellite fixed income asset classes: high yield, emerging markets debt and commodities.

The Portfolio’s blended benchmark is the Satellite Strategies Composite Index, as discussed further under “Performance”.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME TARGETS AND RANGES AND INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.
Principal Risks of the Portfolio:
Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Portfolio should not be relied upon as a complete investment program. Stated allocations may be subject to change. There can be no assurance that the Portfolio will achieve its investment objective. Investments in the Portfolio involve substantial risks which prospective investors should consider carefully before investing.

Expenses.  By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

Investments in Affiliated Underlying Funds.  The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.

Investing in the Underlying Funds.  The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments of the Underlying Funds.  Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocated to those Underlying Funds. See the “Principal Risks of the Underlying Funds” below.

Temporary Investments.  Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, each Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, a Portfolio may invest without limitation in short-term obligations. When a Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

Principal Risks of the Underlying Funds:

The target and actual asset allocation percentages, the selection of Underlying Funds and the investments in the Underlying Funds are subject to change. Such changes may cause the Portfolio to be subject to additional or different risks than the risks listed below.

The investment program of some of the Underlying Funds is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The investment techniques of some of the Underlying Funds (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of those Underlying Funds will be achieved. Moreover, certain investment techniques which certain Underlying Funds may employ in their investment programs can substantially increase the adverse impact to which those Underlying Funds’ investments may be subject. There is no assurance that the investment processes of those Underlying Funds will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of those Underlying Funds will be exercised in a manner that is successful or that is not adverse to the Portfolio.

Commodity Sector Risk.  Exposure to the commodities markets may subject the Commodity Strategy Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked swaps in which the Commodity Strategy Fund invests may involve companies in the financial services sector and events affecting issues in the financial services sector may cause the Commodity Strategy Fund’s share value to fluctuate.

Conflict of Interest Risk.  Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict the High Yield Floating Rate Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which an Underlying Fund enters into OTC transactions, the Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Underlying Fund will sustain losses.

Credit/Default Risk.  An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). To the extent that an Underlying Fund invests in non-investment grade fixed income securities, these risks may be more pronounced.

Derivatives Risk.  The risk that loss may result from an Underlying Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to an Underlying Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Expenses Risk.  Because the Underlying Funds may invest in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs, the investor will incur indirectly through the Portfolio a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Underlying Fund (including operating costs and investment management fees), in addition to the expenses of the Underlying Fund.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. Loss may also result from among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Underlying Fund also invests in issuers located in emerging countries, these risks may be more pronounced.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Leverage Risk.  Borrowing and the use of derivatives may result in leverage and may make an Underlying Fund more volatile. The use of leverage may cause an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by an Underlying Fund can substantially increase the adverse impact to which the Underlying Fund may be subject.

Liquidity Risk.  An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Loan-Related Investments Risk.  In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, an Underlying Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Underlying Fund to the creditworthiness of that lender as well.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for an Underlying Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Underlying Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the instruments in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly inter-connected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk.  Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). The Underlying Fund may purchase many types of U.S. Government securities, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks. These securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Diversification Risk.  Certain of the Underlying Funds are non-diversified meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, such an Underlying Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Non-Investment Grade Investments Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Real Estate Industry Risk.  The Real Estate Securities and International Real Estate Securities Funds are subject to certain risks associated with real estate, including, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk.  REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable a fund to effect sales at an advantageous time or without a substantial drop in price.

Sector Risk.  To the extent an Underlying Fund invests a significant amount of its assets in one or more sectors, such as the financial services or telecommunications sectors, the Underlying Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different sectors.

Sovereign Default Risk.  An issuer of sovereign debt held by an Underlying Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Subsidiary and Tax Risk.  The Commodity Strategy Fund, by investing in its wholly-owned subsidiary organized as a company under the laws of the Cayman Islands (the “Subsidiary”), will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are similar to those that are permitted to be held by the Commodity Strategy Fund. The Commodity Strategy Fund is limited in the extent to which it may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary may invest in these commodity-linked derivatives without limitation. There can be no assurance that the investment objective of the Subsidiary will be achieved. Because the Subsidiary is not registered under the Investment Company Act, it is not subject to all the investor protections thereof. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Commodity Strategy Fund and/or the Subsidiary to operate as described in its prospectus and could adversely affect the Commodity Strategy Fund. The tax treatment of the Commodity Strategy Fund’s commodity-linked investments may be adversely affected by future legislation, Treasury Regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”) that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income for any gains and distributions made by the Fund.

Swaps Risk.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for an Underlying Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of this Prospectus is provided beginning on page 53 of this Prospectus.
Performance
The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class C, Institutional, Service, Class IR and Class R Shares compare to those of certain broad-based securities market indices and to the Satellite Strategies Composite Index, a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Satellite Strategies Composite Index is comprised of the Barclays U.S. Aggregate Bond Index (40%), the S&P 500® Index (30%), and the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Gross, USD, Unhedged) (the “MSCI® EAFE® Index”) (30%). The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q2 ‘09 +22.24% Worst Quarter Q4 ‘08 -28.94%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Average Annual Total Returns Goldman Sachs Satellite Strategies Portfolio	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	(3.00%)	11.39%	0.69%	Mar. 30, 2007
Class A Shares Returns After Taxes on Distributions	(4.27%)	9.83%	(0.77%)	Mar. 30, 2007
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.58%)	8.50%	0.02%	Mar. 30, 2007
Class C Shares	0.89%	11.82%	0.77%	Mar. 30, 2007
Institutional Shares	3.09%	13.10%	1.90%	Mar. 30, 2007
Institutional Shares Satellite Strategies Composite Index	15.12%	11.37%	4.83%	Mar. 30, 2007
Institutional Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	6.25%	Mar. 30, 2007
Institutional Shares MSCI® EAFE® Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or withholding taxes)	23.29%	12.95%	1.72%	Mar. 30, 2007
Institutional Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.86%	Mar. 30, 2007
Service Shares	2.45%	12.53%	2.32%	Aug. 29, 2008
Service Shares Satellite Strategies Composite Index	15.12%	11.37%	6.62%	Aug. 29, 2008
Service Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	9.48%	Aug. 29, 2008
Service Shares MSCI® EAFE® Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or withholding taxes)	23.29%	12.95%	4.43%	Aug. 29, 2008
Service Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.76%	Aug. 29, 2008
Class IR Shares	2.94%	12.91%	0.97%	Nov. 30, 2007
Class R Shares	2.44%	12.37%	0.46%	Nov. 30, 2007
Class R Shares Satellite Strategies Composite Index	15.12%	11.37%	4.26%	Nov. 30, 2007
Class R Shares S&P 500® Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.93%	6.02%	Nov. 30, 2007
Class R Shares MSCI® EAFE® Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or withholding taxes)	23.29%	12.95%	0.39%	Nov. 30, 2007
Class R Shares Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	4.44%	4.55%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Class IR and Class R Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.